ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
ACQUISITION

NOTE 3 — ACQUISITION

As discussed in note 1, on January 16, 2020, EVgo Services became an indirect wholly owned subsidiary of EVgo Holdings (through its 100% ownership in EVgo Holdco) resulting in a change of control of the Predecessor. EVgo Holdings accounted for the acquisition of EVgo Services as a business combination under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, EVgo Holdco elected to apply pushdown accounting. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired is allocated to goodwill.

Purchase consideration was $130,532,002 of cash as well as the contingent consideration arrangement described below. The table below summarizes the allocation of the estimated fair value of the assets and liabilities acquired by EVgo Holdings as of the Merger Date, including goodwill recorded. This allocation may be adjusted by material amounts as the Company finalizes its fair value estimates and finalizes the valuation report. Goodwill of $22,111,166 was recorded as a result of the acquisition and will be included in the Company’s reportable segment. The goodwill is the result of assets not separately identifiable under ASC 805 and expected synergies from the Merger and is deductible for tax purposes.

A contingent consideration liability of $3,978,293 was included as part of the net assets acquired in the table below. The maximum potential contingent consideration under the Merger Agreement if all related milestones are achieved is $12,500,000. The contingent consideration liability was recorded based on estimated fair value as of the Merger Date, which includes certain assumptions on the achievement of targets included in the agreement. These assumptions considered the contractual terms and probability of achieving each milestone based on all available information as of the Merger Date. These assumptions were then utilized to estimate the liability using a probability weighted discounted cash flow (DCF) method. During the year ended December 31, 2020, the Company determined that the milestones were not and will not be achieved and therefore, the contingent liability was released into other income during the successor period.

The fair value of the Company and its assets were established with the assistance of a third-party valuation firm. Intangible assets recorded on the Merger Date include host relationships, customer relationships, developed technology and trade names of $41,500,000,  $19,000,000,  $11,800,000 and $3,900,000, respectively. The fair value of intangibles was determined based on the discounted cash flow model using the relief from royalty method, with the exception of customer relationships and host relationships. The customer relationships were valued using the with or without method. Host relationships were valued using discounted projected cash flows relative to these relationships. Each of these approaches are a form of the income approach method. These methodologies incorporate various estimates and assumptions, such as projected revenue growth rates, profit margins and forecasted cash flows based on discount rates and terminal growth rates.

For the remaining assets and liabilities, the cost method was used to determine their respective fair values. The fair value of the property and equipment were determined based on the indirect cost approach in which current costs that were not new were adjusted for all forms of depreciation. The capital build liability used the cost-build-up method. Approximately $635,000 of cash included in the Predecessor closing balance sheet as of January 15, 2020 was not transferred to the Successor in accordance with the Merger agreement.

The purchase price has been allocated to the acquired assets. The following table summarizes the fair values of the assets acquired and liabilities assumed at the Merger Date:

Merger Date
Fair Value
Current assets
Cash	$257,288
Accounts receivable	1,714,257
Accounts receivable, capital build	94,071
Prepaid expenses and other current assets	4,661,860
Total current assets	6,727,476
Long-term assets
Property and equipment	63,888,803
Intangible assets	76,200,000
Other assets	796,394
Total assets	147,612,673
Current liabilities
Accounts payable	2,168,788
Accrued expenses	6,751,534
Deferred revenue ST	1,460,512
Customer deposits	4,069,379
Other current liabilities	29,519
Total current liabilities	14,479,732
Long-term liabilities
Deferred revenue LT	3,515,617
Capital-build, NEDO buyout liability	627,647
Capital-build liability, excluding NEDO buyout liability	9,577,938
Asset retirement obligations	6,861,707
Other liabilities	150,903
Total liabilities	35,213,544
Net assets acquired	$112,399,129

NOTE 3 — ACQUISITION

As discussed in Note 1, on January 16, 2020, EVgo Services became an indirect wholly owned subsidiary of EVgo Holdings (through its 100% ownership in EVgo Holdco) resulting in a change of control of the Predecessor. EVgo Holdings accounted for the acquisition of EVgo Services as a business combination under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, EVgo Holdco elected to apply pushdown accounting. Under this method, the purchase price is allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Any excess of the amount paid over the estimated fair values of the identifiable net assets acquired is allocated to goodwill.

Purchase consideration was $130,532,002 of cash as well as the contingent consideration arrangement described below. The table below summarizes the allocation of the estimated fair value of the assets and liabilities acquired by EVgo Holdings as of the Merger Date, including goodwill recorded. This allocation may be adjusted by material amounts as the Company finalizes its fair value estimates and finalizes the valuation report. Goodwill of $22,111,166 was recorded as a result of the acquisition and will be included in the Company’s reportable segment. The goodwill is the result of assets not separately identifiable under ASC 805 and expected synergies from the Merger and is deductible for tax purposes.

A contingent consideration liability of $3,978,293 was included as part of the net assets acquired in the table below. The maximum potential contingent consideration under the Merger Agreement if all related milestones are achieved is $12,500,000. The contingent consideration liability was recorded based on estimated fair value as of the Merger Date, which includes certain assumptions on the achievement of targets included in the agreement. These assumptions considered the contractual terms and probability of achieving each milestone based on all available information as of the Merger Date. These assumptions were then utilized to estimate the liability using a probability weighted discounted cash flow (DCF) method. During the year ended December 31, 2020, the Company determined that the milestones were not and will not be achieved and therefore, the contingent liability was released into other income during the successor period.

The fair value of the Company and its assets were established with the assistance of a third-party valuation firm. Intangible assets recorded on the Merger Date include host relationships, customer relationships, developed technology and trade names of $41,500,000,  $19,000,000,  $11,800,000 and $3,900,000, respectively. The fair value of intangibles was determined based on the discounted cash flow model using the relief from royalty method, with the exception of customer relationships and host relationships. The customer relationships were valued using the with or without method. Host relationships were valued using discounted projected cash flows relative to these relationships. Each of these approaches are a form of the income approach method. These methodologies incorporate various estimates and assumptions, such as projected revenue growth rates, profit margins and forecasted cash flows based on discount rates and terminal growth rates.

For the remaining assets and liabilities, the cost method was used to determine their respective fair values. The fair value of the property and equipment were determined based on the indirect cost approach in which current costs that were not new were adjusted for all forms of depreciation. The capital build liability used the cost-build-up method. Approximately $635,000 of cash included in the Predecessor closing balance sheet as of January 15, 2020 was not transferred to the Successor in accordance with the Merger agreement.

The purchase price has been allocated to the acquired assets. The following table summarizes the fair values of the assets acquired and liabilities assumed at the Merger Date.

Merger Date Fair Value
Current assets
Cash	$257,288
Accounts receivable	1,714,257
Accounts receivable – capital build	94,071
Prepaid expenses and other current assets	4,661,860
Total current assets	6,727,476
Long-term assets
Property and equipment	63,888,803
Intangible assets	76,200,000
Other assets	796,394
Total assets	147,612,673
Current liabilities
Accounts payable	2,168,788
Accrued expenses	6,751,534
Deferred revenue ST	1,460,512
Customer deposits	4,069,379
Other current liabilities	29,519
Total current liabilities	14,479,732
Long-term liabilities
Deferred revenue LT	3,515,617
Capital-build, NEDO buyout liability	627,647
Capital-build liability, excluding NEDO buyout liability	9,577,938
Asset retirement obligations	6,861,707
Other liabilities	150,903
Total liabilities	35,213,544
Net assets acquired	$112,399,129

The following unaudited information presents the pro forma consolidated revenue and net loss for the periods indicated as if the acquisition had been included in the consolidated results of operations beginning January 1, 2019:

	Successor	Predecessor
	January 16, 2020 through December 31, 2020	January 1, 2020 through January 15, 2020	Year Ended December 31, 2019
Pro forma revenue	$13,049,009	$1,526,689	$17,522,164
Net loss, as reported	$(47,790,059)	$(420,865)	$(24,750,965)
Purchase accounting basis adjustments	—	(399,833)	(11,239,426)
Interest expense – related party	(877,976)	(43,117)	(432,041)
Stock compensation expense	—	(26,572)	(598,054)
Acquisition related expenses	—	—	47,729
Pro forma net loss	$(48,668,035)	$(890,387)	$(36,972,757)

The above unaudited pro forma results have been calculated by combining the historical results of the Company and the acquiring business as if the acquisition had occurred as of the beginning of the fiscal year prior to the acquisition date and excludes the impact of acquisition related expenses. The pro forma results include estimates for additional depreciation and amortization related to the fair value of property, plant and equipment and intangible assets and reduced amortization of capital-build liabilities and asset retirement obligations related to the purchase accounting basis adjustments. Estimates for stock compensation expense and intercompany loan expense have been included within the pro forma results as these items were established in accordance with the terms of the merger agreement.

For all periods presented, historical depreciation and amortization expense of the acquired business was adjusted to reflect the acquisition date fair value amounts of the related tangible and intangible assets. Stock compensation expense and intercompany loan expense were included for all periods as if the acquisition had occurred as January 1, 2019 and excludes any acquisition related expense that were incurred from the Merger. No other material pro forma adjustments were deemed necessary, either to conform to the acquiree’s accounting policies or for any other situation. The pro forma information is not necessarily indicative of the results that would have been achieved had the transactions occurred on the date indicated or that may be achieved in the future.